Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	505,460
Proposed Maximum Offering Price per Unit	8.47
Maximum Aggregate Offering Price	$ 4,281,246.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 591.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock, par value $0.01 per share (“Common Stock”), of Rayonier Advanced Materials Inc. which may be offered and issued to prevent dilution resulting from stock splits, stock distributions or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low prices per share of the Common Stock as reported on the New York Stock Exchange on June 22, 2026.